Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets	As of June 30, 2024 and December 31, 2023, intangible assets consisted of the following:
	June 30, 2024	December 31, 2023
Electronic equipment	$29,492	$30,187
Less: accumulated depreciation	(11,316)	(9,932)
	$18,176	$20,255

Schedule of Amortization Amount of Intangible Asset	The following is a schedule, by periods, of amortization amount of intangible asset as of June 30, 2024:
For the six months ending December 31, 2024	$1,613
For the year ending December 31, 2025	3,226
For the year ending December 31, 2026	3,226
For the year ending December 31, 2027	3,226
Thereafter	6,885
Total	$18,176